DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGE ACCOUNTING (Details 4) - Cash Flow Hedge [Member] - Inflation rate risk [member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	$ 14,036	$ 1,645
Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(587,471)	(439,323)
Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(573,435)	(437,678)
Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	587,471	439,323
Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(14,036)	(1,645)
Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	573,435	437,678
Due Within 1 Year [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	14,036	1,645
Due Within 1 Year [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(37,086)	(20,300)
Due Within 1 Year [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(23,050)	(18,655)
Due Within 1 Year [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	37,086	20,300
Due Within 1 Year [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(14,036)	(1,645)
Due Within 1 Year [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	23,050	18,655
Between 1 and 3 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Between 1 and 3 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(73,576)	(29,008)
Between 1 and 3 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(73,576)	(29,008)
Between 1 and 3 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	73,576	29,008
Between 1 and 3 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Between 1 and 3 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	73,576	29,008
Between 3 and 6 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Between 3 and 6 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(166,516)	(103,544)
Between 3 and 6 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(166,516)	(103,544)
Between 3 and 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	166,516	103,544
Between 3 and 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Between 3 and 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	166,516	103,544
Over 6 years [Member] | Hedging Instruments Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Over 6 years [Member] | Hedging Instruments Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(310,293)	(286,471)
Over 6 years [Member] | Hedging Instruments Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	(310,293)	(286,471)
Over 6 years [Member] | Hedged Items Inflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	310,293	286,471
Over 6 years [Member] | Hedged Items Outflows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows
Over 6 years [Member] | Hedged Items Net flows [Member]
Disclosure of detailed information about hedges [line items]
Forecasted cash flows	$ 310,293	$ 286,471